Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 23, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 12, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock per share (in Dollars per share)	$ 11.5
Common shares issues for outstanding warrants (in Shares)		5,923,333
Federal depository insurance coverage		$ 250,000		$ 250,000
Deferred offering cost				80,000
Public offering costs				485,257
Deferred underwriting discount	$ 3,450,000
Public offering expense		$ 300,000
Note payable balance	$ 40,000			$ 25,000
Common stock shares sold (in Shares)		17,250,000
Expected dividend yield		0.00%	0.00%		0.00%
Common stock fully vested warrants (in Shares)		754,833	754,833
FaZe Clan Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase of warrants (in Shares)						1,000,000
Common shares issues for outstanding warrants (in Shares)			36,202	36,202	618,631
Product or service period		one
Contract liability		$ 800,000
Remaining performance obligation		one
Performance obligation		one
Expected dividend yield		0.00%
Common stock fully vested warrants (in Shares)				36,202
Number of segment		1
Lease term		12 months
Customer represented of accounts receivable				45.00%	10.00%
Percentage of revenues				10.00%	10.00%
Total purchases accounted				20.00%	12.00%
Percentage of accounts payable				23.00%	33.00%
Percentage of total revenues				16.00%	14.00%
Cash maturity term				90 days
Allowance for doubtful accounts				$ 400,000	$ 200,000
Intangibles net estimated useful life				3 years
Foreign currency transaction gains and losses				$ 800,000	100,000
Sales and marketing expense				$ 65,416	$ 64,332
Common shares warrants issued (in Shares)					718,631
Minimum [Member] | FaZe Clan Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payments due		30 days
Service period		1 year
Maximum [Member] | FaZe Clan Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payments due		45 days
Service period		4 years
Income Taxes [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Unrecognized tax benefits description		As of September 30, 2021, there were no unrecognized tax benefits and no amounts accrued for interest and penalties.
Unrecognized Tax Benefits [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accrued for interest and penalties description		No amounts were accrued for interest expense and penalties related to income tax matters as of September 30, 2021.
Private and Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase of warrants (in Shares)	5,923,333
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issuance of warrants (in Shares)		5,923,333
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issuance of warrants (in Shares)		5,750,000
Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issuance of warrants (in Shares)		173,333